Provisions - Schedule of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Provisions [line items]
Silicosis settlement costs	$ 18.3	$ 21.2
Other	3.1	4.2
Total provisions	402.9	395.7
Environmental rehabilitation costs balance at beginning of the year	370.3	289.6
Changes in estimates	(5.1)	79.5
Interest expense	10.7	11.7	$ 11.7
Payments	(12.9)	(10.7)
Translation adjustment	18.5	0.2
Environmental rehabilitation costs balance at end of the year	381.5	370.3	$ 289.6
Total gross closure cost estimates	466.6	436.3
Current portion of provisions	(23.6)	(4.6)
Non-current portion of provisions	379.3	391.1
Current portion of environmental rehabilitation costs	(19.6)	0.0
Non-current portion of environmental rehabilitation costs	361.9	370.3
South Africa [member]
Disclosure of Provisions [line items]
Total gross closure cost estimates	43.9	45.9
Ghana [member]
Disclosure of Provisions [line items]
Total gross closure cost estimates	104.4	105.6
Australia [member]
Disclosure of Provisions [line items]
Total gross closure cost estimates	218.8	198.2
Peru [member]
Disclosure of Provisions [line items]
Total gross closure cost estimates	97.4	86.2
CHILE
Disclosure of Provisions [line items]
Total gross closure cost estimates	$ 2.1	$ 0.4